Prospectus Supplement

July 1, 2009

Morgan Stanley Institutional Fund Trust

Supplement dated July 1, 2009 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 30, 2009 of:

Value Portfolio

The section of the Prospectus entitled "Fund Management—Portfolio Management—Value Portfolio" is hereby deleted and replaced with the following:

The Portfolio's assets are managed within the Multi-Cap Value team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Jason S. Leder and Kevin C. Holt, each a Managing Director of the Adviser and James N. Warwick and Devin E. Armstrong, each an Executive Director of the Adviser.

Mr. Leder has been associated with the Adviser in an investment management capacity since 1995 and began managing the Portfolio in September 2003. Mr. Holt has been associated with the Adviser in an investment management capacity since 1999 and began managing the Portfolio in September 2003. Mr. Warwick has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in July 2007. Mr. Armstrong has been associated with the Adviser in a research capacity since August 2004 and began managing the Portfolio in an investment management capacity in July 2007. Prior to August 2004, Mr. Armstrong attended Columbia Business School (August 2002-May 2004).

Messrs. Leder and Holt are co-lead managers and Messrs. Warwick and Armstrong are co-portfolio managers of the Portfolio. Each team member is responsible for specific sectors. Messrs. Leder and Holt are responsible for the execution of the overall strategy of the Portfolio.

Please retain this supplement for future reference.

IFTEQSPT1

Statement of Additional Information Supplement

July 1, 2009

Morgan Stanley Institutional Fund Trust

Supplement dated July 1, 2009 to the Statement of Additional Information dated January 30, 2009:

With respect to the Value Portfolio the section of the Statement of Additional Information entitled "Management of the Fund—Investment Adviser—Portfolio Managers—Portfolio Manager Compensation Structure" is hereby revised to delete all references to B. Robert Baker.

Please retain this supplement for future reference.